T. ROWE PRICE Value Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 4.1%
Entertainment 0.1%
Walt Disney (1) 393,900 54,027
54,027
Interactive Media & Services 3.8%
Alphabet, Class C (1) 508,968 1,421,543
1,421,543
Media 0.2%
Charter Communications, Class A (1)(2) 145,200 79,210
79,210
Total Communication Services 1,554,780
CONSUMER DISCRETIONARY 3.9%
Hotels, Restaurants & Leisure 3.1%
Booking Holdings (1) 115,400 271,011
McDonald's  1,054,601 260,782
Yum! Brands  5,113,576 606,112
1,137,905
Internet & Direct Marketing Retail 0.1%
Amazon.com (1) 5,500 17,930
17,930
Multiline Retail 0.7%
Dollar General  1,221,500 271,943
271,943
Total Consumer Discretionary 1,427,778
CONSUMER STAPLES 8.6%
Beverages 2.9%
Coca-Cola  8,671,000 537,602
Keurig Dr Pepper  14,250,482 540,093
1,077,695
Food & Staples Retailing 2.2%
Walmart  5,410,618 805,749
805,749
Food Products 1.5%
Darling Ingredients (1) 2,114,153 169,936
Mondelez International, Class A  5,866,224 368,281
538,217

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.0%
Procter & Gamble  2,425,300 370,586
370,586
Personal Products 0.5%
Unilever (GBP)  3,694,851 167,757
167,757
Tobacco 0.5%
Philip Morris International  1,793,100 168,444
168,444
Total Consumer Staples 3,128,448
ENERGY 2.8%
Energy Equipment & Services 0.7%
Baker Hughes  6,888,800 250,821
250,821
Oil, Gas & Consumable Fuels 2.1%
Chevron  2,011,610 327,550
ConocoPhillips  2,110,300 211,030
Devon Energy  1,802,800 106,600
TC Energy  2,198,900 124,062
769,242
Total Energy 1,020,063
FINANCIALS 16.9%
Banks 5.0%
Bank of America  25,102,725 1,034,734
JPMorgan Chase  5,898,300 804,056
Wells Fargo (2) 171,594 8,316
1,847,106
Capital Markets 4.0%
Charles Schwab (2) 7,464,098 629,298
CME Group  1,069,910 254,489
Morgan Stanley (2) 2,114,000 184,763
State Street (2) 4,590,208 399,899
1,468,449
Diversified Financial Services 0.0%
Equitable Holdings  149,575 4,623
4,623
Insurance 7.9%
American International Group  17,150,324 1,076,526
Chubb  4,298,347 919,416
Hartford Financial Services Group  5,272,105 378,590

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Travelers  3,052,639 557,809
2,932,341
Total Financials 6,252,519
HEALTH CARE 26.8%
Biotechnology 3.1%
AbbVie  7,049,859 1,142,853
1,142,853
Health Care Equipment & Supplies 4.1%
Abbott Laboratories  1,321,551 156,419
Becton Dickinson & Company  3,543,561 942,587
Medtronic  2,309,641 256,254
STERIS  621,900 150,357
1,505,617
Health Care Providers & Services 7.9%
Anthem  1,617,821 794,706
Centene (1) 6,112,000 514,569
Cigna  797,157 191,007
HCA Healthcare  2,345,548 587,841
Laboratory Corp. of America Holdings (1) 803,800 211,930
UnitedHealth Group  1,195,500 609,669
2,909,722
Life Sciences Tools & Services 4.8%
Danaher  2,619,585 768,403
PerkinElmer  1,668,028 291,004
Thermo Fisher Scientific  1,234,694 729,272
1,788,679
Pharmaceuticals 6.9%
AstraZeneca (GBP)  1,615,439 214,228
AstraZeneca, ADR  15,231,551 1,010,461
Bristol-Myers Squibb  5,432,000 396,699
Elanco Animal Health (1) 4,766,334 124,354
Johnson & Johnson  3,258,900 577,575
Roche Holding (CHF)  572,220 226,405
2,549,722
Total Health Care 9,896,593
INDUSTRIALS & BUSINESS SERVICES 10.3%
Aerospace & Defense 0.8%
L3Harris Technologies  1,217,750 302,574
302,574

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 1.2%
United Parcel Service, Class B  2,054,521 440,613
440,613
Commercial Services & Supplies 0.5%
Republic Services (2) 1,488,148 197,180
197,180
Electrical Equipment 0.2%
Hubbell  352,037 64,694
64,694
Industrial Conglomerates 3.9%
General Electric  11,442,848 1,047,020
Honeywell International  1,164,645 226,617
Siemens (EUR)  1,324,935 183,460
1,457,097
Machinery 0.4%
Caterpillar  597,800 133,202
Deere  39,600 16,452
149,654
Professional Services 0.2%
Jacobs Engineering Group  445,135 61,344
61,344
Road & Rail 3.1%
CSX  17,887,118 669,872
Norfolk Southern  1,225,502 349,538
Union Pacific  402,869 110,068
1,129,478
Total Industrials & Business Services 3,802,634
INFORMATION TECHNOLOGY 8.3%
Communications Equipment 0.6%
Motorola Solutions  968,355 234,536
234,536
Electronic Equipment, Instruments & Components 0.1%
Corning  1,140,300 42,088
42,088
IT Services 1.8%
Accenture, Class A  541,042 182,456
Cognizant Technology Solutions, Class A  2,669,135 239,341
Fiserv (1) 2,481,388 251,613
673,410

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices (1) 2,232,100 244,058
ASML Holding  208,300 139,130
KLA  23,933 8,761
Micron Technology  112,359 8,752
QUALCOMM  3,902,674 596,406
Texas Instruments  662,600 121,574
Wolfspeed (1) 329,300 37,494
1,156,175
Software 2.7%
Microsoft  2,398,969 739,626
Salesforce (1) 678,300 144,017
Synopsys (1) 320,000 106,646
990,289
Total Information Technology 3,096,498
MATERIALS 3.1%
Chemicals 2.4%
International Flavors & Fragrances  2,741,279 360,012
Linde  1,221,300 390,120
Nutrien  1,352,701 140,667
890,799
Construction Materials 0.2%
Martin Marietta Materials  230,507 88,720
88,720
Containers & Packaging 0.2%
Packaging Corp. of America  148,568 23,193
Westrock  1,245,949 58,597
81,790
Metals & Mining 0.3%
BHP Group, ADR  1,572,600 121,483
121,483
Total Materials 1,182,792
REAL ESTATE 2.8%
Equity Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, REIT (2) 249,858 50,284
Equinix, REIT  268,100 198,828
Equity LifeStyle Properties, REIT  583,376 44,617
Prologis, REIT  4,505,469 727,543
Total Real Estate 1,021,272

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 11.6%
Electric Utilities 6.6%
American Electric Power  4,006,593 399,738
NextEra Energy  5,268,446 446,290
PG&E (1) 16,263,595 194,187
Southern  12,688,491 920,043
Xcel Energy  6,833,600 493,181
2,453,439
Multi-Utilities 5.0%
CMS Energy  1,027,046 71,831
Dominion Energy  5,518,357 468,895
DTE Energy  1,070,264 141,500
NiSource  7,201,227 228,999
Sempra Energy (2) 5,603,504 942,061
1,853,286
Total Utilities 4,306,725
Total Common Stocks (Cost $30,325,176) 36,690,102
CONVERTIBLE PREFERRED STOCKS 0.1%
UTILITIES 0.1%
Independent Power & Renewable Electricity Producers 0.1%
AES, 6.875%, 2/15/24  388,798 38,149
Total Utilities 38,149
Total Convertible Preferred Stocks (Cost $38,880) 38,149
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 38,090,236 38,090
Total Short-Term Investments (Cost $38,090) 38,090

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 68,594,263 68,594
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 68,594
Total Securities Lending Collateral (Cost $68,594) 68,594
Total Investments in Securities 99.6%
(Cost $30,470,740) $ 36,834,935
Other Assets Less Liabilities 0.4% 135,867
Net Assets 100.0% $ 36,970,802
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 185++
Totals $ —# $ — $ 185+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 114,116  ¤  ¤ $ 106,684
Total $ 106,684^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $185 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $106,684.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Value Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F107-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 35,898,252 $ 791,850 $ — $ 36,690,102
Convertible Preferred Stocks — 38,149 — 38,149
Short-Term Investments 38,090 — — 38,090
Securities Lending Collateral 68,594 — — 68,594
Total $ 36,004,936 $ 829,999 $ — $ 36,834,935